Commitments and Contingencies (Details Textual) - CNY (¥)		1 Months Ended					12 Months Ended
	Dec. 06, 2019	Dec. 18, 2019	Dec. 17, 2019	Nov. 28, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Agricultural Bank of PRC Co, Ltd. Xinchang [Member]
Commitments and Contingencies (Textual)
Pledging land use rights for original book value					¥ 28,990,000	¥ 28,990,000		¥ 28,990,000
Loan facility, description	Loan facility with maximum exposure of RMB48.83 million during the period from December 06, 2020 to December 06, 2022.			Loan facility with maximum exposure of RMB40.80 million during the period from November 28, 2019 to November 26, 2022.	Loan facility with maximum exposure of RMB53.30 million.	Loan facility with maximum exposure of RMB53.30 million.
Agricultural Bank of PRC Co, Ltd. Xinchang [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Pledging land use rights for original book value	¥ 11,080,000			¥ 9,840,000
Property ownership for original book value	¥ 35,120,000			¥ 27,820,000
Outstanding amount of short-term bank loan under pledge contract							¥ 48,830,000	53,300,000
Agricultural Bank of PRC Co, Ltd. Xinchang One [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Outstanding amount of short-term bank loan under pledge contract							40,800,000	¥ 53,300,000
Rural Commercial Bank of ChinaPRC Co, Ltd [Member]
Commitments and Contingencies (Textual)
Loan facility, description		Loan facility with maximum exposure of RMB8.00 million during the period from December 18, 2019 to December 17, 2022.	Loan facility with maximum exposure of RMB16.95 million during the period from December 17, 2019 to December 16, 2022.
Rural Commercial Bank of ChinaPRC Co, Ltd [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Pledging land use rights for original book value		¥ 4,170,000	¥ 4,750,000
Property ownership for original book value			¥ 11,280,000
Outstanding amount of short-term bank loan under pledge contract							15,000,000
Rural Commercial Bank of China Co., Ltd One [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Outstanding amount of short-term bank loan under pledge contract							¥ 8,000,000